SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Antidilutive Shares (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive shares	3.6	2.5	2.3
Share options and appreciation rights
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive shares	1.5	1.6	1.2
Restricted Shares And Restricted Share Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive shares	2.1	0.9	1.1